UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22294

Western Asset Investment Grade Defined Opportunity Trust Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 777-0102

Date of fiscal year end: November 30

Date of reporting period: May 31, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	May 31, 2019

WESTERN ASSET

INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC. (IGI)

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you invest through a financial intermediary and you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason funds held in your account at that financial intermediary. If you are a direct shareholder with the Fund, you can call the Fund at 1-888-888-0151, or write to the Fund by regular mail at P.O. Box 505000, Louisville, KY 40233 or by overnight delivery to Computershare, 462 South 4th Street, Suite 1600, Louisville, KY 40202 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objectives

The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives.

The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in investment grade corporate fixed-income securities of varying maturities.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Investment Grade Defined Opportunity Trust Inc. for the six-month reporting period ended May 31, 2019. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.lmcef.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

June 28, 2019

II	Western Asset Investment Grade Defined Opportunity Trust Inc.

Performance review

For the six months ended May 31, 2019, Western Asset Investment Grade Defined Opportunity Trust Inc. returned 8.53% based on its net asset value (“NAV”)1 and 17.84% based on its New York Stock Exchange (“NYSE”) market price per share. The Fund’s unmanaged benchmark, the Bloomberg Barclays U.S. Credit Index2, returned 8.55% for the same period. The Lipper Corporate Debt BBB-Rated Closed-End Funds Category Average3 returned 7.49% over the same time frame. Please note that Lipper performance returns are based on each fund’s NAV.

During this six-month period, the Fund made distributions to shareholders totaling $0.51 per share. As of May 31, 2019, the Fund estimates that distributions of $0.44 per share were sourced from net investment income, and distributions of $0.07 were from long-term capital gains.* The performance table shows the Fund’s six-month total return based on its NAV and market price as of May 31, 2019. Past performance is no guarantee of future results.

Performance Snapshot as of May 31, 2019 (unaudited)
Price Per Share	6-Month Total Return**
$20.32 (NAV)	8.53	%†
$20.73 (Market Price)	17.84	%‡

All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

Looking for additional information?

The Fund is traded under the symbol “IGI” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available on-line under the symbol “XIGIX” on most financial websites. Barron’s and the Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well

*

This estimate is not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the Section 19 notice located in the press release section of our website, www.lmcef.com (click on the name of the Fund).

[1]

Net asset value (“NAV”) is calculated by subtracting total liabilities, including liabilities associated with financial leverage (if any), from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.

[2]	The Bloomberg Barclays U.S. Credit Index is an index composed of corporate and non-corporate debt issues that are investment grade (rated Baa3/BBB- or higher).

[3]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended May 31, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 6 funds in the Fund’s Lipper category.

Western Asset Investment Grade Defined Opportunity Trust Inc.	III

Performance review (cont’d)

as www.lmcef.com (click on the name of the Fund).

In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

Thank you for your investment in Western Asset Investment Grade Defined Opportunity Trust Inc. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Jane Trust, CFA

Chairman, President and

Chief Executive Officer

June 28, 2019

RISKS: The Fund is a non-diversified, limited term, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objectives. The Fund’s common stock is traded on the New York Stock Exchange. Similar to stocks, the Fund’s share price will fluctuate with market conditions and, at the time of sale, may be worth more or less than the original investment. Shares of closed-end funds often trade at a discount to their net asset value. Because the Fund is non-diversified, it may be more susceptible to economic, political or regulatory events than a diversified fund. The Fund’s investments are subject to a number of risks, including credit risk, inflation risk and interest rate risk. As interest rates rise, bond prices fall, reducing the value of the Fund’s holdings. The Fund may invest in lower-rated high-yield bonds or “junk bonds”, which are subject to greater liquidity and credit risk (risk of default) than higher-rated obligations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. The Fund may invest in securities or engage in transactions that have the economic effects of leverage which can increase the risk and volatility of the Fund.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

IV	Western Asset Investment Grade Defined Opportunity Trust Inc.

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of May 31, 2019 and November 30, 2018 and does not include derivatives, such as futures contracts, forward foreign currency contracts, and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2019 Semi-Annual Report	1

Spread duration (unaudited)

Economic exposure — May 31, 2019

Total Spread Duration

IGI	— 7.69 years

Benchmark	— 7.13 years

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quan-tified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays U.S. Credit Index

EM	— Emerging Markets

HY	— High Yield

IG Credit	— Investment Grade Credit

IGI	— Western Asset Investment Grade Defined Opportunity Trust Inc.

2	Western Asset Investment Grade Defined Opportunity Trust Inc. 2019 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — May 31, 2019

Total Effective Duration

IGI	— 7.00 years

Benchmark	— 7.24 years

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays U.S. Credit Index

EM	— Emerging Markets

HY	— High Yield

IG Credit	— Investment Grade Credit

IGI	— Western Asset Investment Grade Defined Opportunity Trust Inc.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2019 Semi-Annual Report	3

Schedule of investments (unaudited)

May 31, 2019

Western Asset Investment Grade Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 93.4%
Communication Services — 12.2%
Diversified Telecommunication Services — 4.1%
AT&T Inc., Senior Notes	4.500%	5/15/35	370,000	$373,392
AT&T Inc., Senior Notes	4.800%	6/15/44	290,000	290,501
AT&T Inc., Senior Notes	4.500%	3/9/48	422,000	406,317
AT&T Inc., Senior Notes (3 mo. USD LIBOR + 1.180%)	3.777%	6/12/24	760,000	764,040	(a)
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	1,550,000	2,253,562
Koninklijke KPN NV, Senior Notes	8.375%	10/1/30	450,000	579,752
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	140,000	173,901
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	2,460,000	2,718,234
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	218,000	236,311
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	1,130,000	1,368,574
Total Diversified Telecommunication Services				9,164,584
Media — 7.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	180,000	201,867
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	420,000	474,107
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	560,000	560,083
Comcast Corp., Senior Notes	5.700%	7/1/19	1,500,000	1,503,197
Comcast Corp., Senior Notes	6.400%	5/15/38	2,500,000	3,303,366
Discovery Communications LLC, Senior Notes	4.125%	5/15/29	160,000	161,560
Discovery Communications LLC, Senior Notes	5.300%	5/15/49	180,000	182,313
DISH DBS Corp., Senior Notes	7.875%	9/1/19	690,000	696,286
Fox Corp., Senior Notes	5.476%	1/25/39	810,000	923,615	(b)
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	370,000	409,706
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	330,000	388,931
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	20,000	22,585
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	200,000	200,305
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	1,170,000	1,378,282
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	370,000	488,391
UBM PLC, Senior Notes	5.750%	11/3/20	740,000	766,249	(b)
Viacom Inc., Senior Notes	5.250%	4/1/44	80,000	81,661
Walt Disney Co., Senior Notes	6.650%	11/15/37	2,400,000	3,342,718	(b)
Warner Media LLC, Senior Notes	4.900%	6/15/42	250,000	257,090
Total Media				15,342,312

See Notes to Financial Statements.

4	Western Asset Investment Grade Defined Opportunity Trust Inc. 2019 Semi-Annual Report

Western Asset Investment Grade Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — 1.1%
Sprint Corp., Senior Notes	7.250%	9/15/21	1,170,000	$1,232,888
Sprint Corp., Senior Notes	7.875%	9/15/23	120,000	129,000
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	390,000	534,506
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	530,000	550,991
Total Wireless Telecommunication Services				2,447,385
Total Communication Services				26,954,281
Consumer Discretionary — 2.8%
Automobiles — 0.7%
Ford Motor Co., Senior Notes	9.215%	9/15/21	640,000	716,627
General Motors Co., Senior Notes	6.600%	4/1/36	290,000	305,265
General Motors Co., Senior Notes	6.750%	4/1/46	580,000	614,966
Total Automobiles				1,636,858
Hotels, Restaurants & Leisure — 1.0%
Marriott International Inc., Senior Notes	3.600%	4/15/24	320,000	329,855
McDonald’s Corp., Senior Notes	4.700%	12/9/35	260,000	283,346
McDonald’s Corp., Senior Notes	4.875%	12/9/45	370,000	407,876
MGM China Holdings Ltd., Senior Notes	5.875%	5/15/26	200,000	204,000	(b)
Sands China Ltd., Senior Notes	5.125%	8/8/25	690,000	724,415
Sands China Ltd., Senior Notes	5.400%	8/8/28	200,000	209,697
Total Hotels, Restaurants & Leisure				2,159,189
Household Durables — 0.2%
Lennar Corp., Senior Notes	5.000%	6/15/27	390,000	394,388
Internet & Direct Marketing Retail — 0.2%
Amazon.com Inc., Senior Notes	3.875%	8/22/37	410,000	438,064
Specialty Retail — 0.7%
Home Depot Inc., Senior Notes	3.900%	12/6/28	930,000	1,002,438
Target Corp., Senior Notes	3.375%	4/15/29	540,000	556,954
Total Specialty Retail				1,559,392
Total Consumer Discretionary				6,187,891
Consumer Staples — 4.4%
Beverages — 0.8%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	1,730,000	1,721,718
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	100,000	105,218
Total Beverages				1,826,936
Food & Staples Retailing — 0.4%
Kroger Co., Senior Notes	4.650%	1/15/48	140,000	134,708
Walgreen Co., Senior Notes	3.100%	9/15/22	400,000	404,553

See Notes to Financial Statements.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2019 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

May 31, 2019

Western Asset Investment Grade Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Food & Staples Retailing — continued
Walmart Inc., Senior Notes	4.050%	6/29/48	360,000	$391,567
Total Food & Staples Retailing				930,828
Food Products — 0.4%
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	70,000	70,103
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	210,000	204,526
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	60,000	59,022
Mars Inc., Senior Notes	2.700%	4/1/25	220,000	221,281	(b)
Mars Inc., Senior Notes	3.200%	4/1/30	220,000	223,025	(b)
Total Food Products				777,957
Tobacco — 2.8%
Altria Group Inc., Senior Notes	9.250%	8/6/19	1,000,000	1,010,766
Altria Group Inc., Senior Notes	3.800%	2/14/24	290,000	298,077
Altria Group Inc., Senior Notes	4.400%	2/14/26	500,000	519,669
Altria Group Inc., Senior Notes	4.800%	2/14/29	1,360,000	1,422,721
Altria Group Inc., Senior Notes	3.875%	9/16/46	80,000	67,604
Philip Morris International Inc., Senior Notes	2.875%	5/1/24	1,550,000	1,557,153
Reynolds American Inc., Senior Notes	8.125%	5/1/40	470,000	605,635
Reynolds American Inc., Senior Notes	7.000%	8/4/41	510,000	579,096
Total Tobacco				6,060,721
Total Consumer Staples				9,596,442
Energy — 14.5%
Energy Equipment & Services — 0.5%
Halliburton Co., Senior Notes	5.000%	11/15/45	930,000	974,505
Oil, Gas & Consumable Fuels — 14.0%
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	598,000	617,784
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	750,000	832,619
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	5.250%	1/15/25	500,000	525,502
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	4.250%	12/1/27	500,000	514,499
Apache Corp., Senior Notes	6.000%	1/15/37	84,000	94,861
Apache Corp., Senior Notes	5.100%	9/1/40	280,000	278,341
Apache Corp., Senior Notes	5.250%	2/1/42	160,000	164,589
Apache Corp., Senior Notes	4.750%	4/15/43	670,000	635,497
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	960,000	1,004,585
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	250,000	255,324
Concho Resources Inc., Senior Notes	3.750%	10/1/27	110,000	111,601
Concho Resources Inc., Senior Notes	4.300%	8/15/28	280,000	296,137

See Notes to Financial Statements.

6	Western Asset Investment Grade Defined Opportunity Trust Inc. 2019 Semi-Annual Report

Western Asset Investment Grade Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
ConocoPhillips, Senior Notes	6.500%	2/1/39	1,500,000	$2,039,560
Continental Resources Inc., Senior Notes	4.500%	4/15/23	880,000	909,670
Continental Resources Inc., Senior Notes	4.375%	1/15/28	430,000	442,701
Devon Energy Corp., Senior Notes	5.850%	12/15/25	560,000	648,120
Devon Energy Corp., Senior Notes	5.600%	7/15/41	20,000	22,787
Devon Energy Corp., Senior Notes	5.000%	6/15/45	210,000	229,045
Ecopetrol SA, Senior Notes	5.875%	5/28/45	404,000	416,298
Energy Transfer Operating LP, Senior Notes	7.500%	10/15/20	420,000	445,876
Energy Transfer Operating LP, Senior Notes	4.200%	9/15/23	510,000	527,344
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	20,000	21,560
Energy Transfer Operating LP, Senior Notes	6.625%	10/15/36	20,000	22,571
Energy Transfer Operating LP, Senior Notes	5.800%	6/15/38	60,000	63,966
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	400,000	392,746
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	570,000	514,587	(a)
Kerr-McGee Corp., Senior Notes	6.950%	7/1/24	1,320,000	1,553,198
Kerr-McGee Corp., Senior Notes	7.875%	9/15/31	710,000	954,601
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	900,000	1,172,139
MEG Energy Corp., Senior Notes	6.375%	1/30/23	280,000	248,150	(b)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	620,000	556,450	(b)
MPLX LP, Senior Notes	4.800%	2/15/29	660,000	702,500
MPLX LP, Senior Notes	4.500%	4/15/38	600,000	570,815
NGPL PipeCo LLC, Senior Notes	4.875%	8/15/27	60,000	61,875	(b)
Noble Energy Inc., Senior Notes	6.000%	3/1/41	660,000	733,060
Noble Energy Inc., Senior Notes	5.250%	11/15/43	240,000	248,331
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	30,000	29,642
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	530,000	596,409
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	730,000	760,295
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	460,000	433,642
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	1,500,000	2,069,451
Sunoco Logistics Partners Operations LP, Senior Notes	3.900%	7/15/26	630,000	630,779
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	760,000	964,869
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	180,000	223,098
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.400%	8/15/41	10,000	11,259
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.450%	8/1/42	860,000	872,101
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	1,560,000	1,565,489
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	890,000	890,459
Williams Cos. Inc., Senior Notes	5.250%	3/15/20	460,000	469,020

See Notes to Financial Statements.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2019 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

May 31, 2019

Western Asset Investment Grade Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	952,000	$1,054,428
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,130,000	1,199,115
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	62,000	80,921
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	148,000	208,326
Total Oil, Gas & Consumable Fuels				30,888,592
Total Energy				31,863,097
Financials — 30.1%
Banks — 17.7%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	400,000	412,000	(a)(b)(c)
Bank of America Corp., Junior Subordinated Notes (6.100% to 3/17/25 then 3 mo. USD LIBOR + 3.898%)	6.100%	3/17/25	590,000	632,613	(a)(c)
Bank of America Corp., Junior Subordinated Notes (6.250% to 9/5/24 then 3 mo. USD LIBOR + 3.705%)	6.250%	9/5/24	880,000	941,283	(a)(c)
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	400,000	435,256	(a)(c)
Bank of America Corp., Senior Notes	7.625%	6/1/19	2,760,000	2,760,000
Bank of America Corp., Senior Notes	5.875%	2/7/42	1,340,000	1,715,762
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. USD LIBOR + 0.970%)	3.458%	3/15/25	110,000	111,984	(a)
Bank of America Corp., Senior Notes (4.271% to 7/23/28 then 3 mo. USD LIBOR + 1.310%)	4.271%	7/23/29	690,000	730,515	(a)
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	670,000	948,716
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	430,000	466,812
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year ICE Swap Rate + 4.842%)	7.750%	9/15/23	320,000	321,005	(a)(c)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	450,000	458,951	(a)(c)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	1,520,000	1,633,430	(a)(b)(c)
BNP Paribas SA, Junior Subordinated Notes (7.625% to 3/30/21 then USD 5 year ICE Swap Rate + 6.314%)	7.625%	3/30/21	240,000	249,680	(a)(b)(c)
Citigroup Inc., Junior Subordinated Bonds (6.250% to 8/15/26 then 3 mo. USD LIBOR + 4.517%)	6.250%	8/15/26	1,100,000	1,176,643	(a)(c)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	1,350,000	1,393,875	(a)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	752,000	1,163,453
Citigroup Inc., Senior Notes	4.650%	7/23/48	420,000	465,449
Citigroup Inc., Subordinated Notes	4.600%	3/9/26	490,000	518,186
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	2,290,000	2,355,711

See Notes to Financial Statements.

8	Western Asset Investment Grade Defined Opportunity Trust Inc. 2019 Semi-Annual Report

Western Asset Investment Grade Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	630,000	$834,513
Cooperatieve Rabobank UA, Senior Notes	5.750%	12/1/43	750,000	913,489
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,370,000	1,530,701	(a)(b)(c)
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	500,000	510,000	(a)(b)(c)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	740,000	766,255	(b)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	530,000	561,570	(b)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	800,000	801,512	(a)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	460,000	460,984	(a)(c)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	1,470,000	1,397,957	(b)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	700,000	731,248	(a)(c)
JPMorgan Chase & Co., Senior Notes	6.400%	5/15/38	1,500,000	1,997,883
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	760,000	933,886
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year Swap Rate + 4.760%)	7.500%	6/27/24	620,000	637,050	(a)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	470,000	480,751	(a)(c)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	820,000	913,269
PNC Bank NA, Subordinated Notes	4.050%	7/26/28	650,000	689,106
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	710,000	913,238	(a)(c)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	950,000	1,004,625	(a)(c)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	840,000	892,079
UniCredit SpA, Senior Notes	6.572%	1/14/22	570,000	595,682	(b)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,200,000	1,186,581	(a)(b)
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	7/1/19	410,000	407,833	(a)(c)
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	420,000	433,991
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	530,000	575,767
Total Banks				39,061,294
Capital Markets — 5.6%
Charles Schwab Corp., Senior Notes	3.850%	5/21/25	230,000	243,025
CME Group Inc., Senior Notes	5.300%	9/15/43	750,000	946,342

See Notes to Financial Statements.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2019 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

May 31, 2019

Western Asset Investment Grade Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	400,000	$408,350	(a)(b)(c)
Credit Suisse USA Inc., Senior Notes	7.125%	7/15/32	70,000	96,235
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	2,550,000	3,272,122
Goldman Sachs Group Inc., Senior Notes (2.908% to 6/5/22 then 3 mo. USD LIBOR + 1.053%)	2.908%	6/5/23	1,100,000	1,100,184	(a)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	70,000	76,353
Intercontinental Exchange Inc., Senior Notes	3.750%	9/21/28	1,000,000	1,053,612
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	1,300,000	1,385,853	(b)
Morgan Stanley, Senior Notes	5.500%	1/26/20	1,950,000	1,985,107
Morgan Stanley, Senior Notes	6.375%	7/24/42	140,000	186,806
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	150,000	164,857
UBS AG Stamford, CT, Subordinated Notes	7.625%	8/17/22	330,000	364,932
UBS Group Funding Switzerland AG, Senior Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	920,000	945,889	(a)(b)(c)
Total Capital Markets				12,229,667
Consumer Finance — 1.1%
Ford Motor Credit Co. LLC, Senior Notes	5.113%	5/3/29	420,000	413,082
Navient Corp., Senior Notes	7.250%	1/25/22	1,430,000	1,513,326
Navient Corp., Senior Notes	6.125%	3/25/24	480,000	484,800
Total Consumer Finance				2,411,208
Diversified Financial Services — 0.8%
Carlyle Finance LLC, Senior Notes	5.650%	9/15/48	170,000	183,488	(b)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	360,000	383,489	(b)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	240,000	241,200	(b)
ILFC E-Capital Trust I ((Highest of 3 mo. USD LIBOR, 10 year U.S. Treasury Constant Maturity Rate and 30 year U.S. Treasury Constant Maturity Rate) + 1.550%)	4.570%	12/21/65	800,000	577,372	(a)(b)
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	330,000	355,738
Total Diversified Financial Services				1,741,287
Insurance — 4.5%
American International Group Inc., Senior Notes	6.400%	12/15/20	1,000,000	1,056,168
American International Group Inc., Senior Notes	4.750%	4/1/48	80,000	83,823
Delphi Financial Group Inc., Senior Notes	7.875%	1/31/20	290,000	298,825
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	360,000	366,660	(b)
Liberty Mutual Group Inc., Senior Notes (7.800% to 3/15/37 then 3 mo. USD LIBOR + 3.564%)	7.800%	3/7/87	330,000	409,758	(a)(b)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	840,000	1,048,866	(b)

See Notes to Financial Statements.

10	Western Asset Investment Grade Defined Opportunity Trust Inc. 2019 Semi-Annual Report

Western Asset Investment Grade Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Insurance — continued
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	420,000	$476,391	(b)
MetLife Inc., Junior Subordinated Notes (6.400% to 12/15/36 then 3 mo. USD LIBOR + 2.205%)	6.400%	12/15/66	1,000,000	1,106,690	(a)
Nationwide Mutual Insurance Co., Subordinated Notes	9.375%	8/15/39	520,000	837,657	(b)
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	140,000	146,772	(b)
Reinsurance Group of America Inc., Senior Notes	3.900%	5/15/29	670,000	682,123
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	1,050,000	1,488,401	(b)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	660,000	768,202	(b)
Travelers Cos. Inc., Senior Notes	6.250%	6/15/37	400,000	541,481
Trinity Acquisition PLC, Senior Notes	3.500%	9/15/21	626,000	633,936
Total Insurance				9,945,753
Thrifts & Mortgage Finance — 0.4%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	770,000	764,379	(b)
Total Financials				66,153,588
Health Care — 10.0%
Biotechnology — 1.1%
Celgene Corp., Senior Notes	2.750%	2/15/23	1,100,000	1,103,273
Celgene Corp., Senior Notes	5.000%	8/15/45	400,000	465,922
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	100,000	119,584
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	500,000	520,180
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	100,000	107,211
Total Biotechnology				2,316,170
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories, Senior Notes	2.900%	11/30/21	460,000	464,360
Abbott Laboratories, Senior Notes	4.900%	11/30/46	200,000	235,256
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	1,110,000	1,194,576
Becton Dickinson and Co., Senior Notes	4.669%	6/6/47	450,000	484,150
Total Health Care Equipment & Supplies				2,378,342
Health Care Providers & Services — 5.8%
Anthem Inc., Senior Notes	4.375%	12/1/47	630,000	630,295
BioScrip Inc., First Lien Notes ((Highest of Federal Funds Rate + 0.500%, Prime Rate and 1 mo. LIBOR (subject to 1.000% floor) + 1.000%) or 1 mo. LIBOR (subject to 1.000% floor) + 6.000%, or 1 mo. LIBOR (subject to 1.000% floor) + 7.000%)	9.500%	6/30/22	801,000	837,045	(a)(d)(e)(f)
Cigna Corp., Senior Notes	4.125%	11/15/25	540,000	563,408	(b)
Cigna Corp., Senior Notes	4.800%	8/15/38	540,000	550,217	(b)

See Notes to Financial Statements.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2019 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

May 31, 2019

Western Asset Investment Grade Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
CommonSpirit Health, Secured Notes	4.350%	11/1/42	60,000	$60,402
CVS Health Corp., Senior Notes	4.100%	3/25/25	1,460,000	1,511,835
CVS Health Corp., Senior Notes	4.300%	3/25/28	1,610,000	1,659,595
CVS Health Corp., Senior Notes	4.780%	3/25/38	2,060,000	2,063,555
CVS Health Corp., Senior Notes	5.125%	7/20/45	540,000	551,097
CVS Health Corp., Senior Notes	5.050%	3/25/48	930,000	947,432
Dartmouth-Hitchcock Health, Secured Bonds	4.178%	8/1/48	150,000	160,464
HCA Inc., Senior Secured Notes	5.500%	6/15/47	350,000	368,363
Humana Inc., Senior Notes	4.800%	3/15/47	420,000	432,220
Magellan Health Inc., Senior Notes	4.900%	9/22/24	1,140,000	1,100,100
Orlando Health Obligated Group, Senior Notes	4.089%	10/1/48	270,000	286,613
UnitedHealth Group Inc., Senior Notes	3.700%	12/15/25	250,000	262,223
UnitedHealth Group Inc., Senior Notes	3.850%	6/15/28	540,000	571,654
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	220,000	249,201
Total Health Care Providers & Services				12,805,719
Pharmaceuticals — 2.0%
Allergan Funding SCS, Senior Notes	4.550%	3/15/35	200,000	194,368
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	350,000	378,000	(b)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	1,530,000	1,567,815	(b)
Pfizer Inc., Senior Notes	7.200%	3/15/39	560,000	833,328
Wyeth LLC, Senior Notes	5.950%	4/1/37	1,100,000	1,419,089
Zoetis Inc., Senior Notes	4.700%	2/1/43	40,000	44,663
Total Pharmaceuticals				4,437,263
Total Health Care				21,937,494
Industrials — 6.9%
Aerospace & Defense — 3.4%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	330,000	342,375	(b)
Boeing Co., Senior Notes	2.800%	3/1/24	500,000	504,489
Boeing Co., Senior Notes	3.100%	5/1/26	2,190,000	2,222,651
Hexcel Corp., Senior Notes	3.950%	2/15/27	1,000,000	1,013,074
Huntington Ingalls Industries Inc., Senior Notes	3.483%	12/1/27	320,000	317,472
L3 Technologies Inc., Senior Notes	4.400%	6/15/28	700,000	753,662
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	50,000	55,775
Lockheed Martin Corp., Senior Notes	4.700%	5/15/46	200,000	230,598
Northrop Grumman Systems Corp., Senior Notes	7.875%	3/1/26	1,390,000	1,754,773
United Technologies Corp., Senior Notes	4.625%	11/16/48	180,000	196,076
Total Aerospace & Defense				7,390,945

See Notes to Financial Statements.

12	Western Asset Investment Grade Defined Opportunity Trust Inc. 2019 Semi-Annual Report

Western Asset Investment Grade Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Air Freight & Logistics — 0.4%
United Parcel Service, Inc., Senior Notes	6.200%	1/15/38	700,000	$923,950
Airlines — 0.7%
American Airlines Pass-Through Trust	5.600%	7/15/20	245,356	249,098	(b)
Continental Airlines Pass-Through Trust	7.250%	11/10/19	459,890	467,432
Continental Airlines Pass-Through Trust	6.250%	4/11/20	113,646	115,897
Delta Air Lines Pass-Through Certificates Trust	8.021%	8/10/22	76,334	83,918
Delta Air Lines Pass-Through Certificates Trust, Senior Secured Notes	7.750%	12/17/19	190,872	195,245
US Airways Pass-Through Trust, Senior Secured Notes	5.900%	10/1/24	377,948	412,530
Total Airlines				1,524,120
Commercial Services & Supplies — 0.8%
Republic Services Inc., Senior Notes	5.500%	9/15/19	220,000	221,545
Waste Connections Inc., Senior Notes	4.250%	12/1/28	750,000	806,238
Waste Management Inc., Senior Notes	3.200%	6/15/26	40,000	40,838
Waste Management Inc., Senior Notes	4.000%	7/15/39	550,000	572,887
Total Commercial Services & Supplies				1,641,508
Industrial Conglomerates — 0.8%
General Electric Co., Senior Notes	6.750%	3/15/32	330,000	396,605
General Electric Co., Senior Notes	6.875%	1/10/39	1,098,000	1,333,591
Total Industrial Conglomerates				1,730,196
Machinery — 0.2%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	360,000	422,350
Road & Rail — 0.2%
Union Pacific Corp., Senior Notes	4.375%	11/15/65	530,000	526,269
Trading Companies & Distributors — 0.4%
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	340,000	347,826	(b)
Avolon Holdings Funding Ltd., Senior Notes	3.625%	5/1/22	390,000	390,874	(b)
Avolon Holdings Funding, Ltd., Senior Notes	3.950%	7/1/24	220,000	218,438	(b)
Total Trading Companies & Distributors				957,138
Total Industrials				15,116,476
Information Technology — 2.7%
Communications Equipment — 0.4%
Harris Corp., Senior Notes	4.854%	4/27/35	430,000	469,428
Harris Corp., Senior Notes	5.054%	4/27/45	340,000	387,893
Total Communications Equipment				857,321
IT Services — 0.5%
Fidelity National Information Services Inc., Senior Notes	3.750%	5/21/29	630,000	644,800
International Business Machines Corp., Senior Notes	3.500%	5/15/29	330,000	336,449

See Notes to Financial Statements.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2019 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

May 31, 2019

Western Asset Investment Grade Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount†	Value
IT Services — continued
International Business Machines Corp., Senior Notes	4.250%	5/15/49	240,000	$244,930
Total IT Services				1,226,179
Semiconductors & Semiconductor Equipment — 0.5%
Intel Corp., Senior Notes	4.900%	7/29/45	220,000	255,769
KLA-Tencor Corp., Senior Notes	4.100%	3/15/29	170,000	174,609
KLA-Tencor Corp., Senior Notes	5.000%	3/15/49	70,000	74,807
QUALCOMM Inc., Senior Notes	4.300%	5/20/47	70,000	70,615
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	430,000	453,890
Total Semiconductors & Semiconductor Equipment				1,029,690
Software — 0.8%
Microsoft Corp., Senior Notes	4.250%	2/6/47	1,520,000	1,728,594
salesforce.com Inc., Senior Notes	3.700%	4/11/28	120,000	127,653
Total Software				1,856,247
Technology Hardware, Storage & Peripherals — 0.5%
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	1,010,000	1,035,178	(b)
Total Information Technology				6,004,615
Materials — 3.2%
Metals & Mining — 3.2%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	400,000	410,000	(b)
ArcelorMittal, Senior Notes	4.550%	3/11/26	330,000	337,441
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	350,000	372,865
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/19/25 then USD 5 year ICE Swap Rate + 5.093% to 10/19/45 then USD 5 year ICE Swap Rate + 5.843%)	6.750%	10/19/75	780,000	876,552	(a)(b)
First Quantum Minerals Ltd., Senior Notes	7.000%	2/15/21	112,000	111,720	(b)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	100,000	98,125
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	950,000	996,313
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	300,000	306,181	(b)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	590,000	576,028	(b)
Hudbay Minerals Inc., Senior Notes	7.250%	1/15/23	60,000	60,675	(b)
Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes	7.125%	11/1/22	600,000	469,500	(b)
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	2,100,000	2,155,650
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	230,000	231,235
Total Materials				7,002,285
Real Estate — 2.2%
Equity Real Estate Investment Trusts (REITs) — 2.0%
AvalonBay Communities Inc., Senior Notes	3.300%	6/1/29	760,000	773,050

See Notes to Financial Statements.

14	Western Asset Investment Grade Defined Opportunity Trust Inc. 2019 Semi-Annual Report

Western Asset Investment Grade Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount†		Value
Equity Real Estate Investment Trusts (REITs) — continued
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	400,000		$396,000
Ventas Realty LP, Senior Notes	4.400%	1/15/29	540,000		575,827
Vornado Realty LP, Senior Notes	3.500%	1/15/25	1,000,000		1,009,293
Welltower Inc., Senior Notes	3.950%	9/1/23	1,050,000		1,098,557
Welltower Inc., Senior Notes	4.125%	3/15/29	510,000		533,067
Total Equity Real Estate Investment Trusts (REITs)					4,385,794
Real Estate Management & Development — 0.2%
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	460,000		552,991
Total Real Estate					4,938,785
Utilities — 4.4%
Electric Utilities — 4.3%
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	1,000,000		1,295,047
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	530,000		599,088
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	600,000		821,471
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	480,000		492,438
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	3,040,000		4,082,346
Jersey Central Power & Light Co., Senior Notes	4.300%	1/15/26	170,000		179,977	(b)
MidAmerican Energy Co.	3.650%	4/15/29	240,000		253,279
Pacific Gas & Electric Co., Senior Notes	3.300%	12/1/27	440,000		389,400	*(g)
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	480,000		469,189
Virginia Electric & Power Co., Senior Notes	8.875%	11/15/38	500,000		802,969
Total Electric Utilities					9,385,204
Independent Power and Renewable Electricity Producers — 0.1%
NRG Energy Inc., Senior Secured Notes	3.750%	6/15/24	320,000		324,678	(b)
Total Utilities					9,709,882
Total Corporate Bonds & Notes (Cost — $188,953,106)					205,464,836
Sovereign Bonds — 2.7%
Argentina — 1.6%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	68.804%	6/21/20	8,960,000	ARS	199,882	(a)
Argentine Bonos del Tesoro, Bonds	18.200%	10/3/21	650,000	ARS	8,794
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	930,000		644,606
Argentine Republic Government International Bond, Senior Notes	7.625%	4/22/46	150,000		105,487
Argentine Republic Government International Bond, Senior Notes	6.875%	1/11/48	260,000		174,528

See Notes to Financial Statements.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2019 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

May 31, 2019

Western Asset Investment Grade Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Argentina — continued
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,930,000	$1,464,407	(b)
Provincia de Cordoba, Senior Notes	7.450%	9/1/24	1,200,000	885,012	(b)
Total Argentina				3,482,716
Ecuador — 0.3%
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	310,000	345,262	(b)
Ecuador Government International Bond, Senior Notes	10.750%	1/31/29	200,000	219,950	(b)
Total Ecuador				565,212
Egypt — 0.3%
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	400,000	400,461	(b)
Egypt Government International Bond, Senior Notes	8.700%	3/1/49	360,000	359,248	(b)
Total Egypt				759,709
Ghana — 0.1%
Ghana Government International Bond, Senior Notes	8.950%	3/26/51	300,000	286,044	(b)
Nigeria — 0.2%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	260,000	249,012	(b)
Nigeria Government International Bond, Senior Notes	7.696%	2/23/38	220,000	207,474	(b)
Total Nigeria				456,486
Qatar — 0.2%
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	410,000	452,025	(b)
Total Sovereign Bonds (Cost — $7,582,619)				6,002,192

			Shares
Preferred Stocks — 1.2%
Financials — 1.2%
Banks — 1.0%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%)	8.303%		85,800	2,215,356	(a)
Diversified Financial Services — 0.1%
Citigroup Capital XIII (3 mo. USD LIBOR + 6.370%)	8.953%		8,075	220,528	(a)
Insurance — 0.1%
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%)	5.708%		9,325	216,806	(a)
Total Preferred Stocks (Cost — $2,511,574)				2,652,690

			Face Amount†
Municipal Bonds — 0.7%
California — 0.3%
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	7.000%	10/1/39	500,000	545,485	(b)
Florida — 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	260,000	285,953

See Notes to Financial Statements.

16	Western Asset Investment Grade Defined Opportunity Trust Inc. 2019 Semi-Annual Report

Western Asset Investment Grade Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Illinois — 0.3%
Illinois State, GO, Taxable, Build America Bonds, Series 2010-3	6.725%	4/1/35	530,000	$604,513
Total Municipal Bonds (Cost — $1,357,090)				1,435,951
Senior Loans — 0.4%
Financials — 0.4%
Diversified Financial Services — 0.4%
First Data Corp., 2023 Term Loan A (1 mo. USD LIBOR + 1.500%) (Cost — $871,780)	3.937%	10/26/23	874,500	873,516	(a)(h)(i)
U.S. Government & Agency Obligations — 0.3%
U.S. Government Obligations — 0.3%
U.S. Treasury Bonds	3.000%	2/15/49	500,000	543,311
U.S. Treasury Notes	2.375%	5/15/29	210,000	214,360
Total U.S. Government & Agency Obligations (Cost — $729,678)				757,671
Total Investments before Short-Term Investments (Cost — $202,005,847)				217,186,856

			Shares
Short-Term Investments — 0.4%
Dreyfus Government Cash Management, Institutional Shares (Cost — $983,796)	2.318%		983,796	983,796
Total Investments — 99.1% (Cost — $202,989,643)				218,170,652
Other Assets in Excess of Liabilities — 0.9%				1,937,214
Total Net Assets — 100.0%				$220,107,866

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Security is valued using significant unobservable inputs (Note 1).

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(f)	Restricted security (Note 7).

(g)	The coupon payment on these securities is currently in default as of May 31, 2019.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

See Notes to Financial Statements.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2019 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

May 31, 2019

Western Asset Investment Grade Defined Opportunity Trust Inc.

Abbreviations used in this schedule:

ARS	— Argentine Peso

GO	— General Obligation

ICE	— Intercontinental Exchange

LIBOR	— London Interbank Offered Rate

USD	— United States Dollar

At May 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	57	9/19	$12,184,833	$12,236,297	$51,464
U.S. Treasury Ultra Long-Term Bonds	14	9/19	2,386,313	2,460,937	74,624
					126,088
Contracts to Sell:
U.S. Treasury 5-Year Notes	23	9/19	2,683,914	2,699,445	(15,531)
U.S. Treasury 10-Year Notes	111	9/19	13,887,709	14,069,250	(181,541)
U.S. Treasury Long-Term Bonds	73	9/19	11,059,374	11,221,469	(162,095)
					(359,167)
Net unrealized depreciation on open futures contracts					$(233,079)

At May 31, 2019, the Fund had the following open forward foreign currency contract:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
GBP	1,215,000	USD	1,597,275	Barclays Bank PLC	7/17/19	$(57,468)

Abbreviations used in this table:

GBP	— British Pound

USD	— United States Dollar

See Notes to Financial Statements.

18	Western Asset Investment Grade Defined Opportunity Trust Inc. 2019 Semi-Annual Report

Statement of assets and liabilities (unaudited)

May 31, 2019

Assets:
Investments, at value (Cost — $202,989,643)	$218,170,652
Foreign currency, at value (Cost — $30,827)	28,181
Interest receivable	2,869,560
Deposits with brokers for open futures contracts	308,416
Receivable for securities sold	234,878
Prepaid expenses	10,293
Total Assets	221,621,980

Liabilities:
Distributions payable	920,616
Payable for securities purchased	213,227
Payable to broker — variation margin on open futures contracts	126,506
Investment management fee payable	120,929
Unrealized depreciation on forward foreign currency contracts	57,468
Directors’ fees payable	4,766
Accrued expenses	70,602
Total Liabilities	1,514,114
Total Net Assets	$220,107,866

Net Assets:
Par value ($0.001 par value; 10,830,780 shares issued and outstanding; 100,000,000 shares authorized)	$10,831
Paid-in capital in excess of par value	206,242,683
Total distributable earnings (loss)	13,854,352
Total Net Assets	$220,107,866

Shares Outstanding	10,830,780

Net Asset Value	$20.32

See Notes to Financial Statements.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2019 Semi-Annual Report	19

Statement of operations (unaudited)

For the Six Months Ended May 31, 2019

Investment Income:
Interest	$5,629,856
Dividends	111,414
Total Investment Income	5,741,270

Expenses:
Investment management fee (Note 2)	695,342
Directors’ fees	28,240
Audit and tax fees	28,144
Excise tax (Note 1)	18,989
Transfer agent fees	16,290
Fund accounting fees	15,920
Shareholder reports	10,871
Legal fees	9,754
Stock exchange listing fees	6,253
Custody fees	3,629
Insurance	1,821
Miscellaneous expenses	9,924
Total Expenses	845,177
Net Investment Income	4,896,093

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	2,143,097
Futures contracts	(1,289,773)
Swap contracts	(1,258)
Forward foreign currency contracts	28,366
Foreign currency transactions	(8,043)
Net Realized Gain	872,389
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	12,012,144
Futures contracts	(157,861)
Swap contracts	914
Forward foreign currency contracts	(55,318)
Foreign currencies	(3,042)
Change in Net Unrealized Appreciation (Depreciation)	11,796,837
Net Gain on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	12,669,226
Increase in Net Assets From Operations	$17,565,319

See Notes to Financial Statements.

20	Western Asset Investment Grade Defined Opportunity Trust Inc. 2019 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended May 31, 2019 (unaudited) and the Year Ended November 30, 2018	2019	2018

Operations:
Net investment income	$4,896,093	$10,157,326
Net realized gain	872,389	1,350,181
Change in net unrealized appreciation (depreciation)	11,796,837	(19,795,961)
Increase (Decrease) in Net Assets From Operations	17,565,319	(8,288,454)

Distributions to Shareholders From (Note 1):
Total distributable earnings	(5,522,594)	(11,039,624)
Decrease in Net Assets From Distributions to Shareholders	(5,522,594)	(11,039,624)

Fund Share Transactions:
Reinvestment of distributions (3,237 and 10,751 shares issued, respectively)	64,899	219,135
Increase in Net Assets From Fund Share Transactions	64,899	219,135
Increase (Decrease) in Net Assets	12,107,624	(19,108,943)

Net Assets:
Beginning of period	208,000,242	227,109,185
End of period	$220,107,866	$208,000,242

See Notes to Financial Statements.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2019 Semi-Annual Report	21

Financial highlights

For a share of capital stock outstanding throughout each year ended November 30, unless otherwise noted:
	2019[1,2]	2018[1]	2017[1]	2016[1]	2015[1]	2014[1]

Net asset value, beginning of period	$19.21	$21.00	$20.26	$20.28	$21.62	$21.53

Income (loss) from operations:
Net investment income	0.45	0.94	0.99	0.98	0.98	1.02
Net realized and unrealized gain (loss)	1.17	(1.71)	0.82	0.20	(1.12)	0.58
Total income (loss) from operations	1.62	(0.77)	1.81	1.18	(0.14)	1.60

Less distributions from:
Net investment income	(0.38) [3]	(0.96)	(1.02)	(1.17)	(1.20)	(1.14)
Net realized gains	(0.13)	(0.06)	(0.05)	(0.03)	—	(0.37)
Total distributions	(0.51)	(1.02)	(1.07)	(1.20)	(1.20)	(1.51)

Net asset value, end of period	$20.32	$19.21	$21.00	$20.26	$20.28	$21.62

Market price, end of period	$20.73	$18.05	$21.85	$20.05	$20.77	$20.87
Total return, based on NAV[4,5]	8.53%	(3.78)%	9.09%	5.97%	(0.69)%	7.70%
Total return, based on Market Price[6]	17.84%	(13.06)%	14.76%	2.43%	5.49%	14.69%

Net assets, end of period (millions)	$220	$208	$227	$219	$219	$233

Ratios to average net assets:
Gross expenses	0.79%[7]	0.78%	0.78%	0.79%	0.83%	0.80%
Net expenses	0.79 [7]	0.78	0.78	0.79	0.83	0.80
Net investment income	4.58 [7]	4.65	4.76	4.82	4.67	4.69

Portfolio turnover rate	32%	46%	40%	41%	43%	38%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2019 (unaudited).

[3]

The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

See Notes to Financial Statements.

22	Western Asset Investment Grade Defined Opportunity Trust Inc. 2019 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Investment Grade Defined Opportunity Trust Inc. (the “Fund”) was incorporated in Maryland on April 24, 2009 and is registered as a non-diversified, limited term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in investment grade corporate fixed-income securities of varying maturities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2019 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

The Board of Directors is responsible for the valuation process and has delegated the super-vision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next avail-able market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

24	Western Asset Investment Grade Defined Opportunity Trust Inc. 2019 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Corporate bonds & notes:
Health care	—	$21,100,449	$837,045	$21,937,494
Other corporate bonds & notes	—	183,527,342	—	183,527,342
Sovereign bonds	—	6,002,192	—	6,002,192
Preferred stocks:
Financials	$2,435,884	216,806	—	2,652,690
Municipal bonds	—	1,435,951	—	1,435,951
Senior loans	—	873,516	—	873,516
U.S. government & agency obligations	—	757,671	—	757,671
Total long-term investments	2,435,884	213,913,927	837,045	217,186,856
Short-term investments†	983,796	—	—	983,796
Total investments	$3,419,680	$213,913,927	$837,045	$218,170,652
Other financial instruments:
Futures contracts	$126,088	—	—	$126,088
Total	$3,545,768	$213,913,927	$837,045	$218,296,740

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Futures contracts	$359,167	—	—	$359,167
Forward foreign currency contracts	—	$57,468	—	57,468
Total	$359,167	$57,468	—	$416,635

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For

Western Asset Investment Grade Defined Opportunity Trust Inc. 2019 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against, or manage exposure to, foreign issuers or markets. The Fund may also enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counter-party in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Swap agreements. The Fund invests in swaps for the purpose of managing its expo-sure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to inter-face with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

26	Western Asset Investment Grade Defined Opportunity Trust Inc. 2019 Semi-Annual Report

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of May 31, 2019, the Fund did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the six months ended May 31, 2019, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap pro-vided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the

Western Asset Investment Grade Defined Opportunity Trust Inc. 2019 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(e) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of

28	Western Asset Investment Grade Defined Opportunity Trust Inc. 2019 Semi-Annual Report

the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(f) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Credit and market risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(h) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2019 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

(i) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any,

30	Western Asset Investment Grade Defined Opportunity Trust Inc. 2019 Semi-Annual Report

will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of May 31, 2019, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $57,468. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(j) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(k) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(l) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(m) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

However, due to the timing of when distributions are made by the Fund, the Fund may be subject to an excise tax of 4% of the amount by which 98% of the Fund’s annual taxable income and 98.2% of net realized gains exceed the distributions from such taxable income and realized gains for the calendar year. The Fund paid $20,911 of federal excise taxes attributable to calendar year 2018 in March 2019.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2019 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of November 30, 2018, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(m) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Pte. Ltd. (“Western Asset Singapore”), Western Asset Management Company Ltd (“Western Asset Japan”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.65% of the Fund’s average daily net assets.

LMPFA delegates to Western Asset the day-to-day portfolio management of the Fund. Western Asset Singapore, Western Asset Japan and Western Asset Limited provide certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated debt securities. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Singapore, Western Asset Japan and Western Asset Limited a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.

All officers and one Director of the Fund are employees of Legg Mason or its affiliates and do not receive compensation from the Fund.

3. Investments

During the six months ended May 31, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$51,253,324	$16,717,940
Sales	48,788,413	23,632,386

32	Western Asset Investment Grade Defined Opportunity Trust Inc. 2019 Semi-Annual Report

At May 31, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$202,989,643	$17,504,169	$(2,323,160)	$15,181,009
Futures contracts	—	126,088	(359,167)	(233,079)
Forward foreign currency contracts	—	—	(57,468)	(57,468)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at May 31, 2019.

ASSET DERIVATIVES[1]
			Interest Rate Risk
Futures contracts[2]			$126,088

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$359,167	—	$359,167
Forward foreign currency contracts	—	$57,468	57,468
Total	$359,167	$57,468	$416,635

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended May 31, 2019. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$(1,289,773)	—	—	$(1,289,773)
Swap contracts	—	—	$(1,258)	(1,258)
Forward foreign currency contracts	—	$28,366	—	28,366
Total	$(1,289,773)	$28,366	$(1,258)	$(1,262,665)

Western Asset Investment Grade Defined Opportunity Trust Inc. 2019 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$(157,861)	—	—	$(157,861)
Swap contracts	—	—	$914	914
Forward foreign currency contracts	—	$(55,318)	—	(55,318)
Total	$(157,861)	$(55,318)	$914	$(212,265)

During the six months ended May 31, 2019, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$11,328,777
Futures contracts (to sell)	21,901,997
Forward foreign currency contracts (to buy)	1,576,121

Average Notional Balance
Credit default swap contracts (to buy protection)†	$489,385

†	At May 31, 2019, there were no open positions held in this derivative.

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of May 31, 2019.

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Barclays Bank PLC	—	$(57,468)	$(57,468)	—	$(57,468)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not off-set in the Statement of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Distributions subsequent to May 31, 2019

The following distributions have been declared by the Fund’s Board of Directors and are payable subsequent to the period end of this report:

Record Date	Payable Date	Amount
5/24/2019	6/3/2019	$0.0850
6/21/2019	7/1/2019	$0.0850
7/19/2019	8/1/2019	$0.0850
8/23/2019	9/3/2019	$0.0850

6. Stock repurchase program

On November 16, 2015, the Fund announced that the Fund’s Board of Directors (the “Board”) had authorized the Fund to repurchase in the open market up to approximately 10% of the Fund’s outstanding common stock when the Fund’s shares are trading at a

34	Western Asset Investment Grade Defined Opportunity Trust Inc. 2019 Semi-Annual Report

discount to net asset value. The Board has directed management of the Fund to repurchase shares of common stock at such times and in such amounts as management reasonably believes may enhance stockholder value. The Fund is under no obligation to purchase shares at any specific discount levels or in any specific amounts. During the six months ended May 31, 2019, the Fund did not repurchase any shares.

7. Restricted securities

The following Fund investment is restricted as to resale.

Security	Face Amount	Acquisition Date	Cost	Value at 5/31/2019		Value Per Unit	Percent of Net Assets
BioScrip Inc., First Lien Notes, 9.500%, due 6/30/22	$801,000	6/17	$795,667	$837,045	(a)	$104.50	0.38%

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Directors.

8. Recent accounting pronouncement

The Fund has adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2019 Semi-Annual Report	35

Additional shareholder information (unaudited)

Results of annual meeting of shareholders

The Annual Meeting of Shareholders of Western Asset Investment Grade Defined Opportunity Trust Inc. was held on April 12, 2019, for the purpose of considering and voting upon the election of Directors. The following table provides information concerning the matter voted upon at the Meeting:

Election of directors

Nominees	Votes For	Votes Withheld
Carol L. Colman	9,197,622	330,562
Daniel P. Cronin	9,199,760	328,424
Paolo M. Cucchi	9,187,208	340,976
Nisha Kumar	9,215,493	312,691

At May 31, 2019, in addition to Carol L. Colman, Daniel P. Cronin, Paolo M. Cucchi and Nisha Kumar, the other Directors of the Fund were as follows:

Robert D. Agdern

William R. Hutchinson

Eileen A. Kamerick

Jane Trust

36	Western Asset Investment Grade Defined Opportunity Trust Inc.

Dividend reinvestment plan (unaudited)

Unless you elect to receive distributions in cash (i.e., opt-out), all dividends, including any capital gain dividends and return of capital distributions, on your Common Stock will be automatically reinvested by Computershare Trust Company, N.A., as agent for the stock-holders (the “Plan Agent”), in additional shares of Common Stock under the Fund’s Dividend Reinvestment Plan (the “Plan”). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by Computershare Trust Company, N.A., as dividend paying agent.

If you participate in the Plan, the number of shares of Common Stock you will receive will be determined as follows:

(1) If the market price of the Common Stock (plus $0.03 per share commission) on the payment date (or, if the payment date is not a NYSE trading day, the immediately preceding trading day) is equal to or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date, the Fund will issue new Common Stock at a price equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the payment date or (b) 95% of the market price per share of the Common Stock on the payment date.

(2) If the net asset value per share of the Common Stock exceeds the market price of the Common Stock (plus $0.03 per share commission) at the close of trading on the NYSE on the payment date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Stock in the open market, on the NYSE or elsewhere, for your account as soon as practicable commencing on the trading day following the payment date and terminating no later than the earlier of (a) 30 days after the divi-dend or distribution payment date, or (b) the payment date for the next succeeding dividend or distribution to be made to the stockholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price (plus $0.03 per share commission) rises so that it equals or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Stock in the open market and the Fund shall issue the remaining Common Stock at a price per share equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the day prior to the issuance of shares for reinvestment or (b) 95% of the then current market price per share.

Common Stock in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all shares of Common Stock you have received under the Plan. You may withdraw from the Plan (i.e., opt-out) by notifying the Plan Agent in writing at 462 South 4th Street, Suite 1600, Louisville, KY 40202 or by calling the Plan Agent at 1-888-888-0151. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date;

Western Asset Investment Grade Defined Opportunity Trust Inc.	37

Dividend reinvestment plan (unaudited) (cont’d)

otherwise such withdrawal will be effective as soon as practicable after the Plan Agent’s investment of the most recently declared dividend or distribution on the Common Stock.

Plan participants who sell their shares will be charged a service charge (currently $5.00 per transaction) and the Plan Agent is authorized to deduct brokerage charges actually incurred from the proceeds (currently $0.05 per share commission). There is no service charge for reinvestment of your dividends or distributions in Common Stock. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional shares of Common Stock, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Stock over time. Dollar cost averaging is a technique for lowering the average cost per share over time if the Fund’s net asset value declines. While dollar cost averaging has definite advantages, it cannot assure profit or protect against loss in declining markets.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Investors will be subject to income tax on amounts reinvested under the Plan.

The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. The Plan may be terminated, amended or supplemented by the Fund upon notice in writing mailed to stockholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination or amendment is to be effective. Upon any termination, you will be sent cash for any fractional share of Common Stock in your account. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your Common Stock on your behalf. Additional information about the Plan and your account may be obtained from the Plan Agent at 462 South 4th Street, Suite 1600, Louisville, KY 40202 or by calling the Plan Agent at 1-888-888-0151.

38	Western Asset Investment Grade Defined Opportunity Trust Inc.

Western Asset

Investment Grade Defined Opportunity Trust Inc.

Directors

Robert D. Agdern

Carol L. Colman

Daniel P. Cronin

Paolo M. Cucchi

William R. Hutchinson

Eileen A. Kamerick

Nisha Kumar

Jane Trust

Chairman

Officers

Jane Trust

President and Chief Executive Officer

Richard F. Sennett

Principal Financial Officer

Todd F. Kuehl

Chief Compliance Officer

Jenna Bailey

Identity Theft Prevention Officer

Robert I. Frenkel

Secretary and Chief Legal Officer

Thomas C. Mandia

Assistant Secretary

Jennifer S. Berg

Treasurer

Jeanne M. Kelly

Senior Vice President

Western Asset Investment Grade Defined Opportunity Trust Inc.

620 Eighth Avenue

49th Floor

New York, NY 10018

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Ltd

Western Asset Management Company Pte. Ltd.

Custodian

The Bank of New York Mellon

Transfer agent

Computershare Inc.

462 South 4th Street, Suite 1600

Louisville, KY 40202

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legal counsel

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, NY 10017

New York Stock Exchange Symbol

IGI

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-888-777-0102.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Investment Grade Defined Opportunity Trust Inc.

Western Asset Investment Grade Defined Opportunity Trust Inc.

620 Eighth Avenue

49th Floor

New York, NY 10018

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its stock.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Previously, the Fund filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. To obtain information on Forms N-PORT and N-Q, shareholders can call the Fund at 1-888-777-0102.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.lmcef.com and (3) on the SEC’s website at www.sec.gov.

This report is transmitted to the shareholders of Western Asset Investment Grade Defined Opportunity Trust Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Computershare Inc.

462 South 4th Street, Suite 1600

Louisville, KY 40202

WASX012742 7/19 SR19-3654

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	INVESTMENT PROFESSIONALS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Investment Grade Defined Opportunity Trust Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: July 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: July 29, 2019

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date: July 29, 2019